Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 5,068	$ 4,515
Financial assets at fair value through profit or loss	387	474
Financial assets at fair value through OCI	1,063	1,001
Total	6,517	5,991
Financial liabilities at amortized cost	110,940	119,372
Financial liabilities at fair value through profit or loss	5,095	6,119
Financial liabilities at fair value through OCI	416	685
Total	116,451	126,176
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Total	4,800	5,400
Trades and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	20,303	20,807
Total	20,303	20,807
Secured bank loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	440	702
Total	440	702
Unsecured bank loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	434	294
Total	434	294
Unsecured other loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	73	83
Total	73	83
Lease liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	2,381	2,234
Total	2,381	2,234
Unsecured bond issues [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	87,263	93,725
Total	87,263	93,725
Commercial paper [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		1,522
Total		1,522
Bank Overdrafts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	46	5
Total	46	5
Non-current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	90,271	96,748
Financial liabilities at fair value through profit or loss	639	1,758
Total	90,910	98,506
Current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	20,669	22,623
Financial liabilities at fair value through profit or loss	4,456	4,361
Financial liabilities at fair value through OCI	416	685
Total	25,541	27,670
Derivatives not designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	4,759	5,353
Total	4,759	5,353
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	329	446
Total	329	446
Derivatives not designated [member] | Forward exchange contracts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	7	321
Total	7	321
Derivatives designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI		21
Total		21
Derivatives designated [member] | Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	187	264
Total	187	264
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	205	370
Total	205	370
Derivatives designated [member] | Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI		5
Total		5
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	24	26
Total	24	26
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	5,043	4,493
Total	5,043	4,493
Unquoted Debt [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	25	22
Total	25	22
Quoted Debt [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	286	396
Total	286	396
Equity instruments [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	120	115
Total	120	115
Non-current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	545	588
Financial assets at fair value through profit or loss	100	79
Financial assets at fair value through OCI	62	174
Total	708	841
Current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	4,522	3,928
Financial assets at fair value through profit or loss	286	396
Financial assets at fair value through OCI	1,000	827
Total	5,809	5,150
Derivatives not designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	15	27
Total	15	27
Derivatives not designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	40	45
Total	40	45
Derivatives not designated [member] | Cross currency interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	45	7
Total	45	7
Derivatives designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	28	35
Total	28	35
Derivatives designated [member] | Cross currency interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	65	100
Total	65	100
Derivatives designated [member] | Foreign Exchange Contracts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	288	480
Total	288	480
Derivatives designated [member] | Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	17	36
Total	17	36
Derivatives designated [member] | Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	544	235
Total	$ 544	$ 235